Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices, Equity Interest in Most Significant Subsidiaries (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2024 MXN ($) $ / shares	Dec. 31, 2023 MXN ($) $ / shares	Dec. 31, 2022
Subsidiaries [Abstract]
Cumulative index		7,708.6829
Percentage of annual basis index		117.80%
Cumulative Translation Adjustment [Member]
Subsidiaries [Abstract]
Closing exchange rate | $ / shares		0.0196	0.0209
Foreign Subsidiaries [Member]
Subsidiaries [Abstract]
Consolidated operating revenues		61.00%	60.00%	63.00%
Percentage of consolidated total assets		65.00%	65.00%
Netherlands [Member] | America Movil B.V. [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[1]	100.00%	100.00%
Dominican Republic [Member]
Subsidiaries [Abstract]
Closing exchange rate		0.3301	0.2893
Dominican Republic [Member] | Compania Dominicana de Telefonos, S.A. ("Codetel") [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]	100.00%	100.00%
Mexico [Member] | Sercotel, S.A. de C.V. [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[1]	100.00%	100.00%
Mexico [Member] | Radiomovil Dipsa S.A. de C.V. and subsidiaries ("Telcel") [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]	100.00%	100.00%
Mexico [Member] | AMX International Mobile S.A. de C.V. [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[1]	100.00%	100.00%
Mexico [Member] | Telefonos de Mexico, S.A.B. de C.V [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]	100.00%	98.80%
Puerto Rico [Member] | Puerto Rico Telephone Company, Inc. [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]	100.00%	100.00%
Honduras [Member]
Subsidiaries [Abstract]
Closing exchange rate		0.7948	0.6819
Honduras [Member] | Servicios de Comunicaciones de Honduras, S.A. de C.V. ("Sercom Honduras") [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]	100.00%	100.00%
Brazil [Member]
Subsidiaries [Abstract]
Closing exchange rate		3.2731	3.4895
Brazil [Member] | Claro S.A. [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]	99.60%	99.60%
Brazil [Member] | Claro NXT Telecomunicacoes, S.A. [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]	100.00%	100.00%
Guatemala [Member]
Subsidiaries [Abstract]
Closing exchange rate		2.6301	2.1584
Guatemala [Member] | Telecomunicaciones de Guatemala, S.A. ("Telgua") [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]	99.30%	99.30%
Guatemala [Member] | Claro Guatemala, S.A. [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]	100.00%	100.00%
Nicaragua [Member]
Subsidiaries [Abstract]
Closing exchange rate		0.5534	0.4613
Nicaragua [Member] | Empresa Nicaraguense de Telecomunicaciones, S.A. ("Enitel") [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]	99.60%	99.60%
El Salvador [Member] | Compania de Telecomunicaciones de El Salvador, S.A. de C.V. ("CTE") [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]	95.90%	95.80%
Colombia [Member]
Subsidiaries [Abstract]
Closing exchange rate		0.0046	0.0044
Colombia [Member] | Comunicacion Celular, S.A. ("Comcel") [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]	99.40%	99.40%
Ecuador [Member] | Consorcio Ecuatoriano de Telecomunicaciones, S.A. ("Conecel") [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]	100.00%	100.00%
Argentina [Member]
Subsidiaries [Abstract]
Reserve of exchange differences on translation | $		$ (113,191,350)	$ (164,975,378)
Closing exchange rate	[3]	0.0196	0.0209
Argentina [Member] | Impact of Application of Hyperinflation Adjustments in 2018 [Member]
Subsidiaries [Abstract]
Cumulative inflation period		3 years
Cumulative inflation percentage		100.00%
Argentina [Member] | AMX Argentina, S.A. [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]	100.00%	100.00%
Paraguay [Member]
Subsidiaries [Abstract]
Closing exchange rate		0.0026	0.0023
Paraguay [Member] | AMX Paraguay, S.A. [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]	100.00%	100.00%
Uruguay [Member]
Subsidiaries [Abstract]
Closing exchange rate		0.46	0.4329
Uruguay [Member] | AM Wireless Uruguay, S.A.[Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]	100.00%	100.00%
Peru [Member]
Subsidiaries [Abstract]
Closing exchange rate		5.3762	4.5498
Peru [Member] | America Movil Peru, S.A.C. [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]	100.00%	100.00%
Chile [Member]
Subsidiaries [Abstract]
Closing exchange rate		0.0203	0.0193
Chile [Member] | Claro Chile, SpA [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[4]	94.90%	50.00%
Austria [Member] | Telekom Austria AG [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]	60.60%	58.40%
Austria [Member] | EuroTeleSites AG and Subsidiaries [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[5]	57.00%	57.00%

[1]	Holding companies.
[2]	Operating companies of mobile and fixed services.
[3]	Year-end rates are used for the translation of revenues and expenses if IAS 29 “Financial Reporting in Hyperinflationary Economies” is applied.
[4]	Joint venture until October 31, 2024 (see note 12b).
[5]	Company spun-off from Telekom Austria AG on September 22, 2023.